SEGMENT INFORMATION - SEGMENT RESULTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Segment revenue
Total revenue	¥ 21,178,351	$ 3,042,080	¥ 19,828,018	¥ 18,331,422
Segment result	1,009,092	144,948	1,068,800	1,347,132
Finance costs - net	56,710	8,146	630	10,170
Share of results of associates, net of tax	(7,039)	(1,011)	7,177	6,944
Depreciation of fixed assets	1,637,298		1,609,743	1,662,460
Depreciation of righ-of-use assets	65,324
Amortization of leasehold land payments	0		55,782	45,680
Amortization of long-term prepaid expenses	16,438		12,909	3,168
Impairment of fixed assets	20,697		10,364	11,185
Provision for impairment of materials and supplies	10,793		11,361	7,844
Overtime [member]
Segment revenue
Total revenue	20,880,326		19,521,782	18,014,774
At a point in time
Segment revenue
Total revenue	298,025		306,236	316,648
Eliminations [member]
Segment revenue
Total revenue	(56,735)		(48,354)	(64,563)
Segment result	0		(25,270)	(8,988)
Eliminations [member] | Overtime [member]
Segment revenue
Total revenue	(56,735)		(48,354)	(64,563)
Eliminations [member] | At a point in time
Segment revenue
Total revenue	0		0	0
The Railway Transportation Business [member]
Segment revenue
Total revenue	20,963,634		19,603,098	18,000,324
Segment result	1,045,581		1,120,148	1,341,601
Finance costs - net	56,439		451	10,011
Share of results of associates, net of tax	(7,039)		7,177	6,944
Depreciation of fixed assets	1,633,185		1,603,106	1,655,657
Depreciation of righ-of-use assets	53,992		0	0
Amortization of leasehold land payments	0		44,450	34,348
Amortization of long-term prepaid expenses	16,008		12,596	3,256
Impairment of fixed assets	20,697		10,364	11,185
Provision for impairment of materials and supplies	10,793		11,361	7,844
The Railway Transportation Business [member] | Overtime [member]
Segment revenue
Total revenue	20,826,847		19,480,546	17,899,006
The Railway Transportation Business [member] | At a point in time
Segment revenue
Total revenue	136,787		122,552	101,318
All other segments [member]
Segment revenue
Total revenue	271,452		273,274	395,661
Segment result	(36,489)		(26,078)	14,519
Finance costs - net	271		179	159
Share of results of associates, net of tax	0		0	0
Depreciation of fixed assets	4,113		6,637	6,803
Depreciation of righ-of-use assets	11,332		0	0
Amortization of leasehold land payments	0		11,332	11,332
Amortization of long-term prepaid expenses	430		313	(88)
Impairment of fixed assets	0		0	0
Provision for impairment of materials and supplies	0		0	0
All other segments [member] | Overtime [member]
Segment revenue
Total revenue	110,214		89,590	180,331
All other segments [member] | At a point in time
Segment revenue
Total revenue	161,238		183,684	215,330
Railroad Businesses [member]
Segment revenue
Total revenue	20,025,568	2,876,493	18,823,379	17,294,901
Depreciation of fixed assets	1,612,683	231,647	1,581,685	1,632,926
Depreciation of righ-of-use assets	53,992	7,755
Amortization of leasehold land payments			44,450	34,348
Railroad Businesses [member] | Eliminations [member]
Segment revenue
Total revenue	0		0	0
Railroad Businesses [member] | The Railway Transportation Business [member]
Segment revenue
Total revenue	20,025,568		18,823,379	17,294,901
Railroad Businesses [member] | All other segments [member]
Segment revenue
Total revenue	0		0	0
Other Businesses [member]
Segment revenue
Total revenue	1,152,783	165,587	1,004,639	1,036,521
Depreciation of fixed assets	24,615	3,536	28,058	29,534
Depreciation of righ-of-use assets	11,332	$ 1,628
Amortization of leasehold land payments			11,332	11,332
Other Businesses [member] | Eliminations [member]
Segment revenue
Total revenue	(56,735)		(48,354)	(64,563)
Other Businesses [member] | The Railway Transportation Business [member]
Segment revenue
Total revenue	938,066		779,719	705,423
Other Businesses [member] | All other segments [member]
Segment revenue
Total revenue	¥ 271,452		¥ 273,274	¥ 395,661

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.